Financial risk factors - Credit risk (Details) - Credit risk	12 Months Ended
	Dec. 31, 2019 customer item	Dec. 31, 2018	Dec. 31, 2017
Top ten customers
Financial risk factors
Largest customers | customer	10
Total revenues	47.00%	48.00%	42.00%
Minimum
Financial risk factors
Credit rating agencies | item	2